Share-based payments - Additional information (Details)	12 Months Ended
	Dec. 31, 2020 Options $ / shares	Dec. 31, 2019 Options
Option plans
Number of instruments outstanding	1,702,670	2,449,498
2012 and 2019 Employee Stock Option Plan (ESOP)
Option plans
Number of instruments outstanding	1,630,000
Number of instruments unvested	1,630,000
Weighted average price for share options exercised | $ / shares	$ 13.65
2015 Restricted Stock Unit Plan (RSU)
Option plans
Number of instruments outstanding	72,670	365,723
Number of instruments vested	32,570
Number of instruments unvested	40,100
Weighted average price for share options exercised | $ / shares	$ 0